Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current receivables [abstract]
Summary of Trade and Other Current Receivables
	2021	2022
	RM	RM	USD
Trade receivables
Third parties	5,065,541	15,266,925	3,467,785
Less: Impairment allowance on trade receivables	(1,415,211)	(1,757,638)	(399,236)
	3,650,330	13,509,287	3,068,549
Related party	-	1,305,724	296,587
Net	3,650,330	14,815,011	3,365,136

Deposits	63,590	195,507	44,408
Prepayments	9,971	28,578	6,491
Sundry receivables	817,093	720,437	163,643
Total	4,540,984	15,759,533	3,579,678

Movement in impairment allowance on trade receivables

Beginning balances	-	1,415,211	321,456
Charge off	1,415,211	342,427	77,780
Ending balance	1,415,211	1,757,638	399,236

The average credit period for services rendered is 30 days. No interest is charged on the outstanding balances.

	2021	2022
	RM	RM	USD
Not past due	3,630,571	11,643,721	2,644,798
Past due	1,434,970	4,928,928	1,119,574
Less: Impairment allowance on trade receivables	(1,415,211)	(1,757,638)	(399,236)
Net trade receivables	3,650,330	14,815,011	3,365,136

Summary of Aging of Receivables that are Past Due the Average Credit Period

(i)	Aging of receivables that are past due the average cr edit period:

	2021	2022
	RM	RM	USD
< 30 days	-	-	-
31 days to 60 days	-	1,862,965	423,161
61 days to 210 days	39,518	-	-
211 days to 240 days	-	-	-
241 days to < 1 year	1,395,452	3,065,963	696,413
Total	1,434,970	4,928,928	1,119,574

Summary of Provision Matrix Trade Receivables

The following table details the risk profile of trade receivables based on the Group’s provision matrix. As the Group’s historical credit loss experience does not show significantly different loss patterns for different customer segments, the provision for loss allowance based on past due status is not further distinguished between the Group’s different customer base:

	Trade receivables – days past due
	Not past due	1 to 30 days	31-60 days	61-210 days	211 – 240 days	Over 241 days	Total
	RM	RM	RM	RM	RM	RM	RM
Expected credit loss rate	-	-	-	50.0%	60.0%	100.0%	-
Lifetime ECL – FY 2021	-	-	-	19,759	-	1,395,452	1,415,211
Lifetime ECL – FY 2022	-	-	-	-	-	1,757,638	1,757,638

Summary of Current Trade Receivables Not Denominated in the Functional Currency	The above balances that are not denominated in the functional currency are as follows:
	2021	2022
	RM	RM
United States dollar	1,414,025	3,205,795